Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended
	Dec. 31, 2018 shares	Jan. 31, 2020 $ / shares shares	Dec. 31, 2019 ft² $ / shares shares	Nov. 30, 2019 $ / shares shares	Oct. 31, 2019 $ / shares shares	Jun. 30, 2019 shares	Apr. 30, 2019 $ / shares shares	Mar. 30, 2019 $ / shares shares	Jan. 01, 2020 shares	Sep. 30, 2019 USD ($) ft² shares	Jul. 31, 2019 shares	Jan. 22, 2019 USD ($) ft²
Subsequent Event [Line Items]
Term of lease										4 years		4 years
Area of office space | ft²										5,600		5,600
Number of common stock options, granted							1,426,875	1,426,875
Common stock options granted, exercise price per share | $ / shares							$ 2.936	$ 2.936
Lease liability | $										$ 1,456		$ 1,600
Common stock options granded, vesting period							4 years	4 years
Shares reserved for issuance	9,347,681					3,179,255				4,979,255
Increase in shares reserved for issuance						1,320,104
Reserved for Employee Stock Purchase Plan
Subsequent Event [Line Items]
Shares reserved for issuance										500,000
2019 Equity Incentive Plan
Subsequent Event [Line Items]
Shares reserved for issuance										1,272,443	1,401,443
Common Stock
Subsequent Event [Line Items]
Number of shares repurchased	550,781						25,782
Subsequent Event
Subsequent Event [Line Items]
Term of lease			5 years
Area of office space | ft²			5,600
Number of common stock options, granted		260,000	260,000	260,000	260,000
Common stock options granted, exercise price per share | $ / shares		$ 14.62	$ 14.62	$ 14.62	$ 14.62
Subsequent Event | Reserved for Employee Stock Purchase Plan
Subsequent Event [Line Items]
Increase in number of common stock reserved for issuance									229,899
Subsequent Event | 2019 Equity Incentive Plan
Subsequent Event [Line Items]
Increase in number of common stock reserved for issuance									1,149,499